Share-based payments - Options Granted, WPP Share Option Plan 2015 (Details)	12 Months Ended
	Dec. 31, 2023 ADRs shares £ / shares	Dec. 31, 2023 ADRs shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	25,245,325	25,245,325	22,938,050	21,664,190
WSOP | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	24,231,025	24,231,025	21,299,025	19,608,150
WSOP | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	1,772,400	1,772,400
WSOP | Exercise price group 1 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	3,524,700	3,524,700
Exercise price per share (in pound per share) | £ / shares	£ 7.064
Exercise dates	2025-2032
WSOP | Exercise price group 1 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	409,115	409,115
Exercise price per (in ADR per share) | $ / shares		$ 44.120
Exercise dates	2025-2032
WSOP | Exercise price group 2 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,806,625	1,806,625
Exercise price per share (in pound per share) | £ / shares	£ 7.344
Exercise dates	2023-2030
WSOP | Exercise price group 2 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	198,380	198,380
Exercise price per (in ADR per share) | $ / shares		$ 48.950
Exercise dates	2023-2030
WSOP | Exercise price group 3 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	9,500	9,500
Exercise price per share (in pound per share) | £ / shares	£ 7.344
Exercise dates	2023-2027
WSOP | Exercise price group 3 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	318,125	318,125
Exercise price per (in ADR per share) | $ / shares		$ 52.600
Exercise dates	2025-2032
WSOP | Exercise price group 4 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	849,350	849,350
Exercise price per share (in pound per share) | £ / shares	£ 8.372
Exercise dates	2021-2028
WSOP | Exercise price group 4 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	120,995	120,995
Exercise price per (in ADR per share) | $ / shares		$ 53.140
Exercise dates	2021-2028
WSOP | Exercise price group 5 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	7,000	7,000
Exercise price per share (in pound per share) | £ / shares	£ 8.372
Exercise dates	2021-2025
WSOP | Exercise price group 5 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	169,790	169,790
Exercise price per (in ADR per share) | $ / shares		$ 62.590
Exercise dates	2022-2029
WSOP | Exercise price group 6 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	125,125	125,125
Exercise price per share (in pound per share) | £ / shares	£ 8.684
Exercise dates	2025-2029
WSOP | Exercise price group 6 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	255,510	255,510
Exercise price per (in ADR per share) | $ / shares		$ 73.780
Exercise dates	2023-2030
WSOP | Exercise price group 7 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	2,682,975	2,682,975
Exercise price per share (in pound per share) | £ / shares	£ 8.684
Exercise dates	2025-2032
WSOP | Exercise price group 7 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	117,650	117,650
Exercise price per (in ADR per share) | $ / shares		$ 88.260
Exercise dates	2020-2027
WSOP | Exercise price group 8 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,466,100	1,466,100
Exercise price per share (in pound per share) | £ / shares	£ 9.600
Exercise dates	2022-2029
WSOP | Exercise price group 8 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	100,960	100,960
Exercise price per (in ADR per share) | $ / shares		$ 105.490
Exercise dates	2020-2026
WSOP | Exercise price group 9 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	8,875	8,875
Exercise price per share (in pound per share) | £ / shares	£ 9.600
Exercise dates	2022-2026
WSOP | Exercise price group 9 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	81,875	81,875
Exercise price per (in ADR per share) | $ / shares		$ 115.940
Exercise dates	2018-2025
WSOP | Exercise price group 10 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	2,237,900	2,237,900
Exercise price per share (in pound per share) | £ / shares	£ 11.065
Exercise dates	2023-2030
WSOP | Exercise price group 11 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,040,350	1,040,350
Exercise price per share (in pound per share) | £ / shares	£ 13.085
Exercise dates	2020-2027
WSOP | Exercise price group 12 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	7,625	7,625
Exercise price per share (in pound per share) | £ / shares	£ 13.085
Exercise dates	2020-2024
WSOP | Exercise price group 13 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	4,000	4,000
Exercise price per share (in pound per share) | £ / shares	£ 15.150
Exercise dates	2019-2025
WSOP | Exercise price group 14 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	739,850	739,850
Exercise price per share (in pound per share) | £ / shares	£ 15.150
Exercise dates	2018-2025
WSOP | Exercise price group 15 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	859,050	859,050
Exercise price per share (in pound per share) | £ / shares	£ 17.055
Exercise dates	2019-2026